Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by expected maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 256,683	₩ 195,288
Deposits due to customers	373,377,659	365,841,791
Borrowings	30,850,033	31,745,458
Debentures	51,817,223	43,934,088
Lease liabilities	571,206	400,947
Other financial liabilities	24,990,015	20,561,957
Total	481,862,819	462,679,529
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	74,205	39,524
Deposits due to customers	242,795,510	241,935,362
Borrowings	11,592,268	11,419,501
Debentures	4,635,557	5,512,545
Lease liabilities	60,092	74,228
Other financial liabilities	19,418,010	15,059,935
Total	278,575,642	274,041,095
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	89,287
Deposits due to customers	43,419,738	41,132,677
Borrowings	6,678,053	6,630,868
Debentures	5,525,191	5,330,733
Lease liabilities	50,205	43,350
Other financial liabilities	108,690	233,081
Total	55,781,877	53,459,996
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	69,534	0
Deposits due to customers	32,989,627	23,468,344
Borrowings	4,782,453	4,346,740
Debentures	4,442,376	5,386,014
Lease liabilities	46,727	59,604
Other financial liabilities	31,315	21,356
Total	42,362,032	33,282,058
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	112,944	0
Deposits due to customers	38,822,980	44,082,420
Borrowings	3,678,378	4,579,314
Debentures	3,572,533	6,037,688
Lease liabilities	41,569	35,057
Other financial liabilities	27,708	26,403
Total	46,256,112	54,760,882
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	10,256
Deposits due to customers	14,857,886	14,717,842
Borrowings	3,555,011	4,331,196
Debentures	30,967,974	18,443,853
Lease liabilities	322,272	162,874
Other financial liabilities	1,116,803	1,025,252
Total	50,819,946	38,691,273
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	56,221
Deposits due to customers	491,918	505,146
Borrowings	563,870	437,839
Debentures	2,673,592	3,223,255
Lease liabilities	50,341	25,834
Other financial liabilities	4,287,489	4,195,930
Total	₩ 8,067,210	₩ 8,444,225